Segment reporting (Details 5) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	₨ 108,857	₨ 107,633
India [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	57,818	57,997
United States [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	8,361	8,660
Switzerland [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	32,287	31,543
Germany [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,876	3,220
Others [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	₨ 7,515	₨ 6,213